UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	$ 240	$ 264	$ 494	$ 443
Non-controlling interest	(3)	0	(3)	(1)
Net income for the period	237	264	491	442
Items that may be reclassified subsequently to profit:
Share of foreign exchange fluctuation reserve of joint ventures	(3)	(9)	(1)	(11)
Effective portion of changes in the fair value of cash flow hedges	(16)	(66)	(13)	13
Fair value on investments measured at fair value through other comprehensive income	(3)	(3)	0	(3)
Income tax effect	0	0	0	(2)
Total other comprehensive loss for the period	22	78	14	3
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	(23)	(72)	(15)	3
Non-controlling interest	1	(6)	1	(6)
Total other comprehensive loss for the period	(22)	(78)	(14)	(3)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	217	192	479	446
Non-controlling interest	(2)	(6)	(2)	(7)
Total comprehensive income for the period	$ 215	$ 186	$ 477	$ 439